Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment Information
17.	Segment Information:

In the second quarter of 2023, the Company established its LPG carrier operations through the acquisition of two LPG carrier vessels. With effect from the second quarter of 2023, the Company operated in two reportable segments: (i) the Handysize tanker segment and (ii) the LPG carrier segment, each on a continued operations basis. Following the Robin Spin-Off of the Handysize tanker vessel (Note 1) and the acquisition of the new MR (MR2 class) tanker vessel, M/T Wonder Altair (built in 2021) on July 11, 2025 (Note 6), the former Handysize segment was renamed “MR (Handysize/MR2)” to reflect both the updated fleet composition and the strategic continuity of the segment. In addition, following the acquisition of the MR (MR2 class) tanker vessel, M/T Wonder Maia (built in 2014) on September 29, 2025 (Note 6) and considering the tanker vessels’ eco-design technical characteristics, the Company reassessed its segments and the MR (Handysize/MR2) segment was replaced with the Eco tanker segment and an additional Non-Eco tanker segment was created. As a result, Toro operated in three reportable segments: (i) the Eco tanker segment (comprising of M/T Wonder Altair as discussed above), (ii) the Non-Eco tanker segment (comprising of M/T Wonder Maia) and (iii) LPG carrier segment (comprising of LPG Dream Arrax and LPG Dream Vermax), each on a continuing operations basis. For comparative historical reporting periods, the former MR (Handysize/MR2 segment) is reflected in the results of the Eco tanker segment. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, segment operating income and net income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance. In addition, the CODM separately reviews discrete financial information for tanker vessels with different eco-design technical characteristics, as these are subject to distinct operational strategies, maintenance profiles and capital allocation decisions. Further, the transport of refined petroleum products (carried by MR tanker vessels) and liquefied petroleum gas (carried by LPG carriers) have different characteristics. In addition, the nature of trade, trading routes, charterers and cargo handling of liquefied petroleum gas and refined petroleum products differs.

The table below presents information about the Company’s reportable segments comprising its continuing operations for the years ended December 31, 2023, 2024 and 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2023			Year ended December 31, 2024			Year ended December 31, 2025
	Eco tanker segment	LPG carrier segment	Total	Eco tanker segment	LPG carrier segment	Total	Eco tanker segment (1)	Non-Eco tanker segment	LPG carrier segment	Total
Time charter revenues	$—	$3,439,356	3,439,356	$—	$14,315,299	$14,315,299	$4,162,618	$2,047,250	12,803,193	$19,013,061
Voyage charter revenues	—	3,253,385	3,253,385	—	1,310,312	1,310,312	—	—	—	—
Pool revenues	15,611,872	—	15,611,872	6,768,672	—	6,768,672	2,068,779	—	—	2,068,779
Total vessel revenues	$15,611,872	$6,692,741	22,304,613	$6,768,672	$15,625,611	$22,394,283	$6,231,397	$2,047,250	12,803,193	$21,081,840
Voyage expenses (including charges from related parties)	(198,730)	(2,306,422)	(2,505,152)	(315,055)	(1,279,696)	(1,594,751)	(489,741)	(127,361)	(690,188)	(1,307,290)
Vessel operating expenses	(5,164,248)	(4,228,712)	(9,392,960)	(2,310,289)	(6,990,110)	(9,300,399)	(1,759,149)	(679,547)	(6,641,142)	(9,079,838)
Management fees to related parties	(688,547)	(1,022,104)	(1,710,651)	(386,162)	(1,544,648)	(1,930,810)	(347,485)	(114,400)	(1,345,204)	(1,807,089)
Provision for doubtful accounts	—	—	—	—	(25,369)	(25,369)	—	—	—	—
Depreciation and amortization	(1,490,577)	(1,874,041)	(3,364,618)	(1,168,558)	(3,732,688)	(4,901,246)	(1,176,038)	(493,712)	(3,264,905)	(4,934,655)
Gain on sale of vessel	8,226,258	—	8,226,258	—	—	—	—	—	—	—
Segments operating (loss)/income	$16,296,028	$(2,738,538)	13,557,490	$2,588,608	$2,053,100	$4,641,708	$2,458,984	$632,230	861,754	$3,952,968
Interest and finance costs			(31,815)			(230,531)				(68,116)
Interest income			2,053,749			8,354,608				2,812,933
Interest income from related party			—			364,205				1,771,836
Dividend income from related party			1,020,833			2,645,833				5,651,212
Foreign exchange (losses)/gains			(14,978)			(21,019)				35,352
Dividend income on equity securities			—			4,136				4,623
(Loss)/Gain on equity securities			—			(48,542)				54,999
Less: Unallocated corporate general and administrative expenses (including related parties)			(5,357,265)			(10,198,863)				(8,602,749)
Net income and comprehensive income from continuing operations, before taxes			$11,228,014			$5,511,535				$5,613,058
Net income and comprehensive income from discontinued operations, before taxes			$129,759,646			$19,695,969				$115,214
Net income and comprehensive income, before taxes			$140,987,660			$25,207,504				$5,728,272

(1)	For the year ended December 31, 2025, the Eco tanker segment includes (i) time charter revenues of $4,162,618 from M/T Wonder Altair (delivered July 11, 2025) and (ii) pool revenues of $2,068,779 from M/T Wonder Mimosa operating in a pool arrangement prior to its contribution to Robin on April 14, 2025. The M/T Wonder Mimosa is a 2010-built Handysize vessel that does not have eco-design characteristics, but its results are included within the Eco tanker segment as the successor to the former Handysize tanker segment.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2024, and December 31, 2025, is as follows:

	As of December 31, 2024	As of December 31, 2025
Eco tanker segment	9,666,777	40,437,114
Non-Eco tanker segment	—	31,342,180
LPG carrier segment	72,241,241	34,704,050
Cash and cash equivalents(1)	37,191,906	87,417,921
Prepaid expenses and other assets(1)	206,812,257	137,029,872
Total assets from continuing operations	$325,912,181	$330,931,137
Total assets from discontinued operations	$495,003	$416,159
Total consolidated assets	$326,407,184	$331,347,296

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.